Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of September 30,
	2019	2020
Equipment for rental business	$3,171,240	$2,173,282
Production line for e-bicycles	203,646	1,118,521
Furniture, fixtures and office equipment	22,885	44,869
Vehicles	27,955	29,121
	3,425,726	3,365,793
Less: accumulated depreciation	(1,261,869)	(256,748)
Property and equipment, net	$2,163,857	$3,109,045